Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 4,508,613	$ 3,217,640	$ 11,164,571	$ 9,763,440	$ 13,123,929	$ 19,828,155	$ 19,151,455
Cost and expenses:
Cost of sales, excluding depreciation	3,904,258	2,858,409	9,634,989	8,414,423	11,611,599	18,514,054	17,803,314
Operating expenses, excluding depreciation	404,045	200,014	972,223	625,542	889,368	880,701	812,652
General and administrative expenses	39,912	47,802	111,272	116,115	166,904	140,150	95,794
Equity (income) loss in investee	(1,621)	0	(1,621)	0
(Gain) loss on sale of assets	8,159	(142)	11,381	(1,133)	(1,004)	(895)	(183)
Depreciation and amortization expense	52,678	46,484	155,890	139,757	191,110	178,996	111,479
Total cost and expenses	4,407,431	3,152,567	10,884,134	9,294,704	12,857,977	19,713,006	18,823,056
Income from operations	101,182	65,073	280,437	468,736	265,952	115,149	328,399
Other income (expense)
Change in fair value of catalyst lease	77	4,994	(4,556)	8,982	10,184	3,969	4,691
Interest expense, net	(33,896)	(21,888)	(98,446)	(65,915)	(88,194)	(98,001)	(94,214)
Income before income taxes	67,363	48,179	177,435	411,803	187,942	21,117	238,876
Income tax expense	2,291	0	29,287	0	648	0	0
Net income	65,072	48,179	148,148	411,803	187,294	21,117	238,876
Less income attributable to noncontrolling interests	45	0	438	0	274	0	0
Net income attributable to PBF Holding Company LLC	$ 65,027	$ 48,179	$ 147,710	$ 411,803	$ 187,020	$ 21,117	$ 238,876